Short Duration Government Bond Fund Summary

Class/Ticker: Administrator Class Ticker: MNSGX

Summary Prospectus

April 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated January 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.32%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$212
5 Years	$392
10 Years	$913

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 399% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in U.S. Government obligations; and

    up to 20% of the Fund's net assets in non-government mortgage- and asset-backed securities.

  We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio's overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

  We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns as of 12/31 each year
  Administrator Class

Highest Quarter: 1st Quarter 2009	+3.50%
Lowest Quarter: 2nd Quarter 2004	-1.14%
Year-to-date total return as of 9/30/2012 is +2.00%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/18/1992	2.38%	4.68%	3.91%
Administrator Class (after taxes on distributions)	12/18/1992	1.57%	3.37%	2.56%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/18/1992	1.54%	3.24%	2.54%
Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)		1.56%	3.80%	3.38%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas O'Connor, CFA, Portfolio Manager/2003 Troy Ludgood, Portfolio Manager/2010

  Purchase and Sale of Fund Shares

  Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  Short Duration Government Bond Fund Summary

  Class/Ticker: Institutional Class Ticker: WSGIX

  Summary Prospectus

  April 1, 2013

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated January 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks to provide current income consistent with capital preservation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.32%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.43%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$44
3 Years	$145
5 Years	$262
10 Years	$604

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 399% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in U.S. Government obligations; and

      up to 20% of the Fund's net assets in non-government mortgage- and asset-backed securities.

    We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio's overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

    We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

    Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

    Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

    Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

    U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Institutional Class

Highest Quarter: 1st Quarter 2009	+3.54%
Lowest Quarter: 2nd Quarter 2004	-1.14%
Year-to-date total return as of 9/30/2012 is +2.14%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	2.46%	4.85%	4.02%
Institutional Class (after taxes on distributions)	4/8/2005	1.60%	3.47%	2.63%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	1.60%	3.34%	2.61%
Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)		1.56%	3.80%	3.38%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas O'Connor, CFA, Portfolio Manager/2003 Troy Ludgood, Portfolio Manager/2010

    Purchase and Sale of Fund Shares

    Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI